ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Government authorities	$ 300	$ 275
Professional services	120	196
Derivative liability	5	67
Tax accruals	86	273
Other	56	156
Total accrued expenses and other liabilities	$ 567	$ 967